John Hancock Funds III

Supplement to the Global Shareholder Yield Fund Class A, Class B and Class C shares prospectus dated 3/1/2007

In the Annual operating expenses table, this footnote will be added to the Management fee:

Effective March 5, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to waive 0.45% of its advisory fee for the Fund. If such waiver was reflected in the Annual operating expenses table the “Management fee” would be 0.50%. “Net annual operating expenses” after the waiver would be 1.10% for Class A, 1.80% for Class B and 1.80% for Class C. This waiver is voluntary and can be terminated at any time by the Adviser.

3200PS

John Hancock Funds III

Supplement to the Global Shareholder Yield Fund Class R1 shares prospectus dated 3/1/2007

In the Annual operating expenses table, this footnote will be added to the Management fee:

Effective March 5, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to waive 0.45% of its advisory fee for the Fund. If such waiver was reflected in the Annual operating expenses table the “Management fee” would be 0.50%. “Net annual operating expenses” after the waiver would be 1.40% for Class R1. This waiver is voluntary and can be terminated at any time by the Adviser.

320RPS

John Hancock Funds III

Supplement to the Global Shareholder Yield Fund Class I shares prospectus dated 3/1/2007

In the Annual operating expenses table, this footnote will be added to the Management fee:

Effective March 5, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to waive 0.45% of its advisory fee for the Fund. If such waiver was reflected in the Annual operating expenses table the “Management fee” would be 0.50%. “Net annual operating expenses” after the waiver would be 0.65% for Class I. This waiver is voluntary and can be terminated at any time by the Adviser.

320IPS

John Hancock Funds III

Supplement to the Global Shareholder Yield Fund Class NAV shares prospectus dated 3/1/2007

In the Annual operating expenses table, this footnote will be added to the Management fee:

Effective March 5, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to waive 0.45% of its advisory fee for the Fund. If such waiver was reflected in the Annual operating expenses table the “Management fee” would be 0.50%. “Net annual operating expenses” after the waiver would be 0.60% for Class NAV. This waiver is voluntary and can be terminated at any time by the Adviser.

320NPS